Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 57	$ 47	$ 143	$ 125	$ 158	$ (69)	$ 267
Unrealized gain (loss) on investment securities available-for-sale
Unrealized gain (loss) (net of tax effect ($2), $8, and $1, respectively)	(1)	9	17	9	(5)	16	(20)
Less: Reclassification of net gain (loss) on the sale (net of tax effect $1, ($1), and $1, respectively)	(3)	0	(5)	0	2	(3)	17
Net change in unrealized gain (loss) on investment securities available-for-sale, net of tax	(4)	9	12	9	(3)	13	(3)
Unrealized loss on derivative instruments designated to cash flow hedges
Unrealized loss (net of tax effect ($1), zero and zero, respectively)	0	(5)	(44)	(5)	(5)	0	0
Less: Reclassification of net loss on derivative instruments	3	0	10	0	2	0	0
Net change in unrealized loss on derivative instruments, net of tax	3	(5)	(34)	(5)	(3)	0	0
Other comprehensive income (loss), net of tax	(1)	4	(22)	4	(6)	13	(3)
Comprehensive income (loss)	$ 56	$ 51	$ 121	$ 129	$ 152	$ (56)	$ 264